Accounting Policies, Basis of preparation/ impact of changes in accounting principles	6 Months Ended
Jun. 30, 2022
Accounting Policy - Basis of Preparation/ Impact of changes in accounting principles [Abstract]
Accounting Policy - Basis of preparation/ impact of changes in accounting policies [text block]
Basis of preparation/impact of changes in accounting principles
The consolidated interim financial statements of Deutsche Bank Aktiengesellschaft, Frankfurt am Main and its subsidiaries (collectively the “Group”, “Deutsche Bank” or “DB”) for the six-month period ended June 30, 2022 are stated in euros, the presentation currency of the Group. It has been prepared based on the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The consolidated interim financial statements take particular account of the requirements of IAS 34 relating to interim financial reporting.
For purposes of the Group’s primary financial reporting outside the United States, the Group prepares its consolidated interim financial statements in accordance with IFRS as endorsed by the EU. For purposes of the Group’s consolidated interim financial statements prepared in accordance with IFRS as endorsed by the EU, the Group applies fair value hedge accounting for portfolio hedges of interest rate risk (fair value macro hedges) in accordance with the EU carve out version of IAS 39. The purpose of applying the EU carve out version of IAS 39 is to align the Group’s hedge accounting approach with its risk management practice and the accounting practice of its major European peers. Under the EU carve out version of IAS 39, fair value macro hedge accounting may be applied to core deposits and hedge ineffectiveness is only recognized when the revised estimate of the amount of cash flows in scheduled time buckets falls below the original designated amount of that bucket. If the revised amount of cash flows in scheduled time buckets is more than the original designated amount then there is no hedge ineffectiveness. Under IFRS as issued by the IASB, hedge accounting for fair value macro hedges cannot be applied to core deposits. In addition, under IFRS as issued by the IASB hedge ineffectiveness arises for all fair value macro hedge accounting relationships whenever the revised estimate of the amount of cash flows in scheduled time buckets is either more or less than the original designated amount of that bucket.
The application of the EU carve out version of IAS 39 had a negative impact of € 1,049 million on profit before tax and of € 823 million on profit after tax for the three-month period ended June 30, 2022, compared to a negative impact of € 5 million on profit before taxes and of € 9 million on profit post taxes for the three-month period ended June 30, 2021. The application of the EU carve out version of IAS 39 had a negative impact of € 910 million on profit before tax and of € 717 million on profit after tax for the six-month period ended June 30, 2022, compared to a negative impact of € 321 million on profit before taxes and of € 216 million on profit post taxes for the six-month period ended June 30, 2021. The Group’s regulatory capital and ratios thereof are also reported on the basis of the EU carve-out version of IAS 39. For the six-month period ended June 30, 2022, application of the EU carve-out had a negative impact on the CET1 capital ratio of about  19 basis points and a negative impact of about  6 basis points for the six-month period ended June 30, 2021.
The Group’s consolidated interim financial statements are unaudited and include the consolidated balance sheet as of June 30, 2022, the related consolidated statements of income, comprehensive income, changes in equity and cash flows for the six-month period ended June 30, 2022 as well as other information (e.g., Basis of preparation/impact of changes in accounting principles).
The Group’s consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements of Deutsche Bank for the year ended December 31, 2021, for which the same accounting policies, critical accounting estimates and changes in accounting estimates have been applied with the exception of the newly adopted accounting pronouncements outlined in section “Recently adopted accounting pronouncements”.
The preparation of financial information under IFRS requires management to make estimates and assumptions for certain categories of assets and liabilities. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from management’s estimates, especially in relation to the COVID-19 pandemic and potential impacts from the war in Ukraine, and the results reported should not be regarded as necessarily indicative of results that may be expected for the entire year.
The Group has considered the war in Ukraine and its impact on the financial statements. Further details on the related risks, exposures and the impact on the financial statements can be found in the financial statement sections: “Financial Instruments Carried at Fair Value”, “IFRS 9 impairment” and “Exposure to Russia.
In the second quarter 2022, a recalibration of the discount curve for defined benefit plans was applied to the Eurozone curve in order to better align to market data which resulted in a change in accounting estimates. This recalibration resulted in a decrease of the defined benefit obligation by € 310 million, that was recognized through Other Comprehensive Income. The recalibration and significant widening of credit spreads in the Eurozone experienced during the second quarter 2022, contributed to the recognition of a remeasurement gain amounting to € 797 million before tax, presented in the Consolidated statement of comprehensive income.